Cover	Sep. 30, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Entity File Number	001-37853
Entity Registrant Name	GridAI Technologies Corp.
Entity Central Index Key	0001604191
Entity Tax Identification Number	46-4993860
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Yamato Road
Entity Address, Address Line Two	Suite 502
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	589-5444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GRDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false